Significant accounting policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization method	straight-line basis
Cash flows from (used in) operating activities	$ (14,692)	$ (17,501)
Cash flows from (used in) financing activities	9,656	37,863
Cash flows from (used in) investing activities	8,682	(12,736)
Acquisition of bonds and money market funds	239	13,210
Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Cash flows from (used in) operating activities		14,477
Cash flows from (used in) financing activities		34,557
Cash flows from (used in) investing activities		12,454
Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about intangible assets [line items]
Cash flows from (used in) operating activities	3,024
Cash flows from (used in) financing activities	3,306
Cash flows from (used in) investing activities	282
Acquisition of bonds and money market funds	$ 454
Other Assets
Disclosure of detailed information about intangible assets [line items]
Amortization of other assets	48 months
Commercialization Rights EGRIFTA SV®
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	111 months
Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	142 months
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Development expenditures capitalized	$ 0	$ 0
THTX Commercialization Rights Trogarzo® North America [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	148 months